PROPERTY AND EQUIPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at March 31, 2023 and December 31, 2022:

	March 31, 2023	December 31, 2022
Vehicles	$428,676	$426,836
Office furniture	82,905	82,549
Electronic equipment	21,550	20,607
Machinery	1,247,377	1,241,778
Leasehold improvements	1,143,996	1,139,087
Other	18,203	17,485
Total	2,942,707	2,928,342
Less: Accumulated depreciation	(1,064,695)	(956,549)
Property and equipment, net	$1,878,012	$1,971,793

Property and equipment consisted of the following at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Vehicles	$426,836	$295,502
Office furniture	82,549	64,263
Electronic equipment	20,607	22,304
Machinery	1,241,778	106,080
Leasehold improvements	1,139,087	256,548
Other	17,485	6,374
Total	2,928,342	751,071
Less: Accumulated depreciation	(956,549)	(460,923)
Property and equipment, net	$1,971,793	$290,148